Investments (Long-term Investments, Equity-method Investments, Summary Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments [Abstract]
Current assets	$ 907,296	$ 178,320
Non-current assets	125,256	75,211
Current liabilities	115,459	35,170
Non-current liabilities	19,789	2,592
Total revenues	324,701	67,123	$ 4,394
Gross profits	71,623	19,654	3,790
Loss from operations	(150,387)	(47,990)	(13,196)
Net loss	$ (149,604)	$ (47,984)	$ (13,208)